Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
E B P 001 [Member]
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500 [Table Text Block]

	2025	2024

Net assets available for benefits per the financial statements	$9,633,120,024	$8,653,551,567

Adjustment from contract value to fair value for fully-benefit responsive investment contracts held by the Stable Value Fund	$(4,481,543)	$(9,549,223)

Net assets available for benefits per the Form 5500	$9,628,638,481	$8,644,002,344

The following is a reconciliation of the change in net assets available for benefits for the year ended December 31, 2025 per the financial statements to the net income reported in the 2025 Form 5500:

Net increase in net assets available for benefits per financial statements	$979,568,457

Adjustment from contract value to fair value for fully-benefit responsive investment contracts held by the Stable Value Fund as of December 31, 2025	$(4,481,543)

Adjustment from contract value to fair value for fully-benefit responsive investment contracts held by the Stable Value Fund as of December 31, 2024	$9,549,223

Net income per Form 5500	$984,636,137